Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Commitments and Contingencies

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions which are generally those that take the lease to a ten-year term, expire through 2022.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of October 27, 2012, are as follows:

	Retail stores	Corporate office and distribution centers(1)	Total
Fiscal year:
Remaining 2012	$8,382	$528	$8,910
2013	36,481	2,858	39,339
2014	36,252	4,413	40,665
2015	34,207	4,678	38,885
2016	31,086	3,097	34,183
Thereafter	133,678	15,564	149,242

	$280,086	$31,138	$311,224

(1)	On September 27, 2012, the Company executed a lease agreement for a second distribution center located in Olive Branch, Mississippi. The building is approximately 600,000 square feet with a lease term of 10 years and provides renewal options for three successive five-year periods. The future minimum lease payments for the new distribution center are approximately $16,725 over the initial ten year period.

Rent expense, including base and contingent rent under operating leases, was $6,789 and $8,658 for the thirteen weeks ended October 29, 2011 and October 27, 2012, respectively. Contingent rents were $77 and $147 for the thirteen weeks ended October 29, 2011 and October 27, 2012, respectively. Rent expense, including base and contingent rent under operating leases, was $17,768 and $23,890 for the thirty-nine weeks ended October 29, 2011 and October 27, 2012, respectively. Contingent rents were $271 and $321 for the thirty-nine weeks ended October 29, 2011 and October 27, 2012, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $3,800.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

As of October 27, 2012, the Company has other purchase commitments of approximately $3,341 consisting of purchase agreements for materials for approximately $241 that will be used in the construction of new stores and approximately $3,100 consisting of purchase commitments for infrastructure and systems that will be implemented in the construction of the second distribution center.

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions which are generally those that take the lease to a ten-year term, expire through 2022.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of January 28, 2012, are as follows:

	Retail stores	Corporate office and distribution center	Total
Fiscal year:
2012	$28,553	$2,097	$30,650
2013	30,759	2,426	33,185
2014	30,245	2,688	32,933
2015	29,654	2,953	32,607
2016	28,061	1,372	29,433
Thereafter	104,794	4,445	109,239

	$252,066	$15,981	$268,047

Rent expense, including base and contingent rent under operating leases, was $11,912, $16,871 and $23,607 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Contingent rents were $82, $349 and $490 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $3,400.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

The Company has other purchase commitments of $1,739 as of January 28, 2012, consisting primarily of inventory purchase orders.